Segment Reporting - Schedule of Revenue by Timing of Revenue Recognition (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue by Timing of Revenue Recognition [Line Items]
Revenue	$ 3,596,575	$ 2,903,179	$ 6,140,731
Over time [Member]
Schedule of Revenue by Timing of Revenue Recognition [Line Items]
Revenue	2,568,592	2,903,179	6,140,731
At a point in time [Member]
Schedule of Revenue by Timing of Revenue Recognition [Line Items]
Revenue	$ 1,027,983